Inventory (Details) - BRL BRL in Thousands	Dec. 31, 2017	Dec. 31, 2016
Inventory
Work in process	BRL 18,850	BRL 20,150
Raw materials	674,379	507,020
Supplies	184,022	158,083
Imports in transit	13,917	5,911
Total inventory	2,080,403	1,638,014
Obsolescence reserves	8,340	11,455
Brazil
Inventory
Finished goods at plants/warehouses	460,963	216,877
Abroad
Inventory
Finished goods at plants/warehouses	BRL 728,272	BRL 729,973